UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-8253

The Boyar Value Fund Inc.

(Exact name of registrant as specified in charter)

35 East 21st Street, New York, NY 10010

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

212 995-8300

Date of fiscal year end:12/31

Date of reporting period: 6/30/09

Item 1.  Reports to Stockholders.

Dear Boyar Value Fund Shareholder:

A Look Back At The First Half of 2009

On October 17, 2008 in a New York Times Op-Ed contribution Warren Buffett opined “Buy American. I am.” Buffett rarely makes market predictions but this contrarian call came at a time when it appeared the financial system was on the verge of collapse. Buffett wrote,

The financial world is a mess, both in the United States and abroad. Its problems, moreover, have been leaking into the general economy, and the leaks are now turning into a gusher. In the near term, unemployment will rise, business activity will falter and headlines will continue to be scary. So … I’ve been buying American stocks. This is my personal account I’m talking about, in which I previously owned nothing but United States government bonds. … If prices keep looking attractive, my non-Berkshire net worth will soon be 100 percent in United States equities.

Why? A simple rule dictates my buying: Be fearful when others are greedy, and be greedy when others are fearful. … Let me be clear on one point: I can’t predict the short-term movements of the stock market. I haven’t the faintest idea as to whether stocks will be higher or lower a month – or a year – from now. What is likely, however, is that the market will move higher, perhaps substantially so, well before either sentiment or the economy turns up. So if you wait for the robins, spring will be over. …

Equities will almost certainly outperform cash over the next decade, probably by a substantial degree. Those investors who cling to cash are betting they can efficiently time their move away from it later. In waiting for the comfort of good news, they are ignoring Wayne Gretzky’s advice: “I skate to where the puck is going to be, not to where it has been.”

Shortly after this piece appeared in the New York Times, the markets rose briefly, only to swoon again in the months ahead. By the first week of March, the DJIA had fallen 13% below its previous low watermark and was down 25% for the year. During this time, pundits were quite cruel to Mr. Buffett, calling him a dinosaur and out of touch with today’s market. This criticism was eerily similar to what detractors said in the days preceding the dot-com bust.

The second quarter of the current year saw the distress that gripped the economy, and financial markets begin to dissipate. This helped fuel an enormous stock market rally and stocks posted their best quarter since 1998. The markets were so strong during this time period that virtually every sector of the Wilshire 500 index demonstrated positive returns.

The Standard and Poor’s 500 index rose 15.2 percent in the second quarter easing the deep losses of the first quarter and wiping away much of the panic that accompanied them. The Dow Jones advanced by 12% during the 2nd quarter and remained slightly in the red for the first six months of 2009.

Boyar Value Fund Performance

The Boyar Value Fund was down sharply during the first quarter of 2009 and lagged the major indices. However, during the second quarter the Fund recouped those losses posting a 20.71% return. It also bested both the Dow Jones Industrial Average [“DJIA”] and the Russell 2000 which returned 11.96% and 20.69% respectively.  For the first half of the year the Boyar Value Fund advanced 4.37% compared to 3.16% for the S&P 500, -2.01% for the DJIA, and 2.64% for the Russell. The Boyar Value Fund’s performance was helped by Office Depot +55.1%, Meredith +47.8%, and Scholastic +44.6%. The Fund’s performance was negatively impacted by Citigroup -55.7%, MGM Grand -53.6%, and General Electric -27.7%.

So where do we go from here? Some pundits say that stocks may rise and fall fitfully in the months or years to come without making broader progress, as they did from the mid 1970s to the early 1980s.

It is interesting to note that during the aforementioned period our institutional research service, Asset Analysis Focus (in which we write about many of the same names that appear in the Boyar Value Fund) delivered some of the best absolute and relative returns that I have witnessed during my 39 year career as a money manager. While past returns are certainly no guarantee of future success, history does have a tendency to repeat itself.

While the leading indices may be range-bound for quite some time, individual stocks could perform significantly better, just as they did in the 1976-1984 time frame. Our work indicates that even with the recent rally there are a great many companies that we own that are still trading at a significant discount to their intrinsic value. Patient investors with a three to five year time horizon should be able to capture above-average returns.

            We continue to believe that the Boyar Value Fund is an appropriate vehicle for an individual seeking above average capital appreciation on an after-tax basis. Remember it is the tortoise not the hare that is triumphant.

                                                        Competitive Returns

The performance data quoted represents past performance. Past performance does not guarantee future results, and except where noted as after taxes, does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-266-5566.

The Boyar Value Fund has a maximum sales charge of 5.00%. After-tax returns are calculated using the highest historical individual Federal income tax rate and do not reflect the additional impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. The Fund may invest in stocks of several different capitalization levels and it is important to note that historically, small- and mid-cap stocks have experienced greater volatility than stocks of larger, more established companies. Additionally, value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

The S&P 500 Index (“S&P 500”) is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries.

The Russell 2000 Index (“Russell 2000”) measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

The Dow Jones Industrial Average (“Dow Jones”) is a price-weighted average based on the price-only performance of 30 blue chip stocks (the average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stock splits, stock dividends and substitutions of stocks).

The NASDAQ Composite Index (“NASDAQ”) is a market price only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as National Markets System traded foreign common stocks and American Depositary Receipts.

The performance of the indices includes reinvestment of dividends and capital gains, however, it does not include any expenses or a deduction for Federal income taxes. A shareholder cannot invest in an index.

The total annual operating expense ratio for the Boyar Value Fund (before fee waivers/expense reimbursements) as stated in the fee table in the Fund’s prospectus dated May 1, 2009 was 2.44%.  The net annual operating expense ratio (after fee waivers/expense reimbursement) was 1.77% for the same period.  [An updated total annual operating expenses figure will appear in the Fund’s next prospectus update.  This figure will be derived from financial highlight table presented in this report.]

Portfolio Diversification By Sector (as of June 30, 2009)

(as a percentage of total net assets)

(Unaudited)

The composition of the Fund’s portfolio is subject to change.

It’s not what you make; it’s what you keep – Taxes are potentially the biggest expense an individual mutual fund investor will experience.

▪

By holding stocks for long periods of time, you postpone paying taxes, which positively impacts long-term returns.

▪

Buying and holding stocks for long periods may sound stodgy, but it postpones the payment of capital gains taxes with the added positive effects on the compounding rate. Since profit taking involves transactions, it obliges you to take the IRS in as a partner. With profits not taken, there is a future tax liability, but all the money is still working for its owner. No transactions, no tax.

▪

The Boyar Value Fund believes that holding stocks for long periods of time is the best way for an individual investor to create wealth.

As you can see from the chart below, our buy and hold philosophy has enabled the fund to produce after tax returns that pretty much mirror our pre-tax returns. The returns used in the illustration exclude loads, but are inclusive of all fees, and assumes the highest rates when calculating after tax returns.

Period Ending June 30, 2009
	1 Year	3 Year	5 Year	5/5/98* to 6/30/09
No load pre-tax returns	-22.52%	-11.73%	-5.65%	1.17%
No load after-tax returns	-14.33%	-9.11%	-4.20%	1.33%

                                                           *Inception.

The performance data quoted represents past performance. Past performance does not guarantee future results, and except where noted as after-tax, does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-266-5566.

If you have any questions please do not hesitate to call (212)-995-8300.

Best regards,

Mark A. Boyar

Chief Investment Officer

This letter seeks to describe the Fund managers’ current view of the market. Statements referring to future events or actions, such as future financial performance, are based on current expectations and projections about future events provided by various sources, including the Fund’s management. These statements are not guarantees of future performance, and actual events and results may differ materially from those discussed herein.

The Fund is distributed by Ladenburg Thalmann & Co., Inc.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)
	Shares		Value
		COMMON STOCKS - 78.6%
		BANKS - 4.7%
	13,595	Bank of America Corp.	$ 179,454
	14,707	Bank of New York Mellon Corp. (The)	431,062
			610,516

		COMMERCIAL SERVICES - 3.3%
	6,500	Arbitron, Inc.	103,285
	30,600	Midas, Inc. *	320,688
			423,973

		COMPUTERS - 0.6%
	3,000	Diebold, Inc.	79,080

		DIVERSIFIED FINANCIAL SERVICES - 9.6%
	16,500	Ameriprise Financial, Inc.	400,455
	18,300	Citigroup, Inc.	54,351
	16,250	J.P. Morgan Chase & Co.	554,288
	11,500	Nasdaq OMX Group (The) *	245,065
			1,254,159

		FOOD & BEVERAGE - 3.2%
	6,000	H.J. Heinz Co.	214,200
	8,000	Kraft Foods, Inc.	202,720
			416,920

		INSURANCE - 4.7%
	14,886	St. Paul Travelers Cos., Inc. (The)	610,922

		LEISURE TIME - 2.8%
	14,000	Carnival Corp.	360,780

		LODGING - 1.5%
	9,500	MGM Mirage *	60,705
	15,100	Orient-Express Hotels, Ltd., Class A	128,199
			188,904

	See accompanying notes to financial statements.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)
	Shares		Value
		MEDIA - 23.8%
	50,576	CBS Corp., Class B	$ 349,986
	24,064	Cablevision Systems Corp., Class A	467,082
	27,250	Comcast Corp., Special Class A	384,225
	14,000	Meredith Corp.	357,700
	51,100	Playboy Enterprises, Inc., Class B *	128,261
	15,500	Scholastic Corp.	306,745
	23,333	Time Warner, Inc.	587,758
	22,000	Walt Disney Co. (The)	513,260
			3,095,017

		MISCELLANEOUS MANUFACTURER - 1.8%
	20,000	General Electric Co.	234,400

		PHARMACEUTICALS - 4.6%
	3,000	Bristol-Myers Squibb Co.	60,930
	35,500	Pfizer, Inc.	532,500
			593,430

		RETAIL - 11.6%
	5,000	CVS Caremark Corp.	159,350
	19,000	Home Depot, Inc.	448,970
	29,000	Limited Brands, Inc.	347,130
	50,000	Office Depot, Inc. *	228,000
	72,500	Saks, Inc. *	321,175
			1,504,625

		SOFTWARE - 3.3%
	18,000	Microsoft Corp.	427,859

		TRANSPORTATION - 3.1%
	8,000	United Parcel Service, Inc. Class B	399,920

		TOTAL COMMON STOCKS (Cost $15,134,977)	10,200,505

	See accompanying notes to financial statements.

	BOYAR VALUE FUND, INC.
	PORTFOLIO OF INVESTMENTS (Continued)
	June 30, 2009 (Unaudited)
	Shares		Value
		INVESTMENT COMPANIES - 9.8%
	774,744	Dreyfus Institutional Reserve Money, 0.32%**	$ 774,744
	500,000	Milestone Treasury Obligation Portfolio - Institutional Class, 0.16%,**	500,000
		TOTAL INVESTMENT COMPANIES (Cost $1,274,744)	1,274,744

	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATION - 11.6%
	$ 1,500,000	U.S. Treasury Bill, 0.091%, 7/16/09 (Cost $1,499,988) *	1,499,988

		TOTAL INVESTMENTS - 100.0% (Cost $17,909,709) (a)	$ 12,975,237

		OTHER ASSETS & LIABILITIES - (0.0)%	3,587
		NET ASSETS - 100.0%	$ 12,978,824

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 568,928
		Unrealized depreciation:	(5,503,400)
		Net unrealized depreciation:	$ (4,934,472)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2009.

	See accompanying notes to financial statements.

BOYAR VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investment securities, at cost	$ 17,909,709
Investment securities, at value	$ 12,975,237
Receivable for Fund shares sold	23,792
Dividends and interest receivable	10,409
Due from Manager	553
Prepaid expenses and other assets	32,513
TOTAL ASSETS	13,042,504

LIABILITIES
Payable for investments purchased	10,755
Distribution fees (12b-1) payable	8,749
Fund shares repurchased	2,787
Fees payable to other affiliates	18,690
Accrued expenses and other liabilities	22,699
TOTAL LIABILITIES	63,680
NET ASSETS	$ 12,978,824

Net Assets Consist Of:
Paid in capital	$ 17,948,387
Accumulated net investment income	25,411
Accumulated net realized loss from security transactions	(60,502)
Net unrealized depreciation of investments	(4,934,472)
NET ASSETS	$ 12,978,824

Shares of capital stock outstanding (1,000,000,000 shares authorized, $0.001 par value)	1,357,607

Net asset value and redemption price per share (Net assets ÷ shares outstanding) (a)	$ 9.56

Maximum offering price per share (maximum sales charge of 5.00%) (b)	$ 10.06

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase. Redemptions made within 60 days of purchase may be assessed a redemption fee of 2.00%.
(b) On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

BOYAR VALUE FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$ 128,509
Interest	3,284
TOTAL INVESTMENT INCOME	131,793

EXPENSES
Investment advisory fees	30,497
Management fees	30,497
Registration fees	23,420
Professional fees	23,075
Administrative services fees	20,826
Distribution (12b-1) fees	15,248
Accounting services fees	11,392
Insurance expense	10,674
Transfer agent fees	10,287
Directors' fees and expenses	6,913
Compliance officer fees	5,598
Printing and postage expenses	4,524
Other expenses	2,379
TOTAL EXPENSES	195,330

Fees waived by the Advisor	(30,497)
Fees waived and reimbursed by the Manager	(58,451)
NET EXPENSES	106,382
NET INVESTMENT INCOME	25,411

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	8,350
Net change in unrealized appreciation (depreciation) of investments	385,200
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	393,550

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 418,961

See accompanying notes to financial statements.

BOYAR VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Year
	June 30,	Ended
	2009	December 31,
	(Unaudited)	2008
FROM OPERATIONS
Net investment income	$ 25,411	$ 179,950
Net realized gain from security transactions	8,350	183,653
Net change in unrealized appreciation (depreciation) on investments	385,200	(10,837,374)
Net increase (decrease) in net assets resulting from operations	418,961	(10,473,771)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	-	-
From net investment income	-	(192,788)
From distributions to shareholders	-	(192,788)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	283,976	975,319
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	178,729
Payments for shares redeemed	(1,266,962)	(8,321,547)
Redemption fee proceeds	455	437
Net decrease in net assets from capital share transactions	(982,531)	(7,167,062)

TOTAL DECREASE IN NET ASSETS	(563,570)	(17,833,621)

NET ASSETS
Beginning of Period	13,542,394	31,376,015
End of Period *	$ 12,978,824	$ 13,542,394
* Includes accumulated net investment income of:	$ 25,411	$ -

CAPITAL SHARE ACTIVITY
Shares Sold	33,603	74,271
Shares Reinvested	-	19,881
Shares Redeemed	(154,738)	(676,387)
Net decrease in shares outstanding	(121,135)	(582,235)

See accompanying notes to financial statements.

BOYAR VALUE FUND, INC.
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	June 30,		Ended	Ended	Ended	Ended	Ended
	2009		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.16		$ 15.22	$ 17.14	$ 14.87	$ 15.28	$ 14.44

Activity from investment operations:
Net investment income (loss)	0.02		0.13	0.13	0.25	0.04	(0.02)
Net realized and unrealized
gain (loss) on investments (3)	0.38		(6.06)	(0.92)	2.69	(0.02)	0.87
Total from investment operations	0.40		(5.93)	(0.79)	2.94	0.02	0.85

Less distributions from:
Net investment income	-		(0.13)	(0.14)	(0.25)	(0.04)	-
Net realized gains	-		-	(0.99)	(0.42)	(0.39)	(0.01)
Total distributions	-		(0.13)	(1.13)	(0.67)	(0.43)	(0.01)

Net Asset Value, End of Period	$ 9.56		$ 9.16	$ 15.22	$ 17.14	$ 14.87	$ 15.28

Total Return (1)	4.37%	(5)	(38.95)%	(4.70)%	19.72%	0.11%	5.87%

Net Assets, At End of Period	$12,978,824		$13,542,394	$31,376,015	$34,651,567	$29,747,826	$33,485,370

Ratio of gross expenses to average
net assets (2)	3.21%	(4)	2.41%	1.95%	2.16%	2.35%	2.51%
Ratio of net expenses to average
net assets	1.75%	(4)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss)
to average net assets	0.42%	(4)	0.77%	0.72%	1.58%	0.24%	(0.12)%

Portfolio Turnover Rate	9%	(5)	10%	6%	12%	9%	7%

(1)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor, Manager and Distributor.
(3)	Effect of redemption fees which became effective May 1, 2004 are included in net realized and unrealized gain (loss) on investments.
However, separately these amounts were less than $0.01 per share.
(4)	Annualized for periods less than one year.
(5) Not annualized.

See accompanying notes to financial statements.

BOYAR VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (Unaudited)

1.

ORGANIZATION

Boyar Value Fund, Inc. (the “Fund”) was incorporated on February 28, 1997 under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.   The Fund seeks long-term capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund’s Investment Advisor to be intrinsically undervalued.

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  Management has evaluated subsequent events through August 31, 2009, the date the financial statements were issued.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

BOYAR VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	10,200,505	-	-	10,200,505
Money Market Funds	-	1,274,744	-	1,274,744
U.S. Government Obligations	-	1,499,988	-	1,499,988
Total	10,200,505	2,774,732	-	12,975,237

The Fund did not hold any Level 3 securities during the period.

Derivatives Disclosure – In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities.  The provisions are effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

BOYAR VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes –. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  Effective December 31, 2007, the Fund became subject to the Financial Accounting Standards Board (“FASB”) FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2009), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $874,667 and $1,204,527, respectively.

BOYAR VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

4.

TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised by the Board, which is responsible for the overall management of the Fund. Ladenburg Thalmann Fund Management LLC serves as the Fund’s manager (the “Manager”). Boyar Asset Management, Inc. (the “Advisor”) provides continuous advisory services to the Fund, and Ladenburg Thalmann & Co., Inc. (the “Distributor”) acts as distributor of the Fund’s shares. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain Directors and officers of the Fund are also officers of the Manager, Advisor or GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to a Management Agreement with the Fund, the Manager, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others, including the Advisor.  As compensation for its services and the related expenses borne by the Manager, the Fund pays the Manager a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

Pursuant to an Investment Advisory Agreement among the Manager, the Advisor and the Fund, the Advisor agrees to furnish continuous investment advisory services to the Fund.  For these services, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

Pursuant to a written contract, the Manager, the Advisor and the Distributor have agreed, until April 30, 2010, to waive a portion of their respective management fee, advisory fee and amounts, if any, payable to the Distributor pursuant to the Fund’s 12b-1 Plan (see below), and the Manager has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed 1.75% per annum of the Fund’s average daily net assets.  During the term of this Agreement, to the extent that Operating Expenses incurred by the Fund in any fiscal year after waiver of advisory fees of the Advisor, management fees of the Manager and fees payable to the Distributor ("Rule 12b-1 fees") exceed 1.75% per annum of the Fund's average daily net assets, such excess amount shall be the liability of the Manager. To the extent Operating Expenses in any fiscal year do not exceed 1.75% per annum of the Fund's average daily net assets, the management fee, advisory fee and Rule 12b-1 fees shall be payable by the Fund in the following order:

o

first, the Distributor shall be entitled to receive the Rule 12b-1 fees up to the amount payable under the Fund's 12b-1 Plan; and

o

thereafter, the Manager and the Advisor shall each be entitled to receive a proportionate amount of their respective management fee and advisory fee up to the amounts payable under the Management Agreement or the Advisory Agreement, as applicable.

BOYAR VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

If the Manager, the Advisor or the Distributor waives any fee or reimburses any expense pursuant to this Agreement, and the Fund's Operating Expenses are subsequently less than 1.75% of average daily net assets, the Manager, the Advisor and the Distributor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.75% of average daily net assets. If Fund Operating Expenses subsequently exceed 1.75% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor, the Manager and the Distributor may each seek reimbursement only for expenses waived or paid by it during the two fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of this Agreement (or any similar agreement). This Agreement may be continued from year to year thereafter provided each such continuance is specifically approved by the Fund, the Advisor, the Manager and the Distributor, including with respect to the Fund a majority of the non-interested Directors of the Fund; provided, however, that no party shall be obligated to extend the term of this Agreement. This Agreement shall terminate automatically with respect to the Fund and to the Advisor, the Manager or the Distributor upon the termination of the Advisory Agreement, the Management Agreement or the 12b-1 Plan, respectively.

As of June 30, 2009, the Manager, the Advisor, and the Distributor have the following amounts of waived/reimbursed expenses that may be recovered:

Amount

Expiration Date

  $70,106

December 31, 2009

  $154,588

December 31, 2010

The Fund has adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to the Distributor, to provide compensation for ongoing services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended June 30, 2009, the Distributor received $982 from front-end sales charges, of which $91 was retained by the principal underwriter or other affiliated broker-dealers.

During the six months ended June 30, 2009, Mark Boyar & Co., Inc., a registered broker/dealer and an affiliate of the Fund executed trades on behalf of the Fund.  These trades were cleared through Pershing Investments LLC and Mark Boyar & Co., Inc. received $6,508 in trade commissions.

The Fund has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS will provide administrative, fund accounting, transfer agent services and custody administration services to the Fund.  GFS has its principal office at 450 Wireless Boulevard, Hauppauge, New York 11788. GFS’ compensation for providing such services and necessary personnel is as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing percentages as Fund assets reach certain breakpoints.  The Fund is subject to a minimum annual fee.   The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

BOYAR VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% on the first $100 million in net assets

-

8 basis points or 0.08% on the next $150 million in net assets

-

6 basis points or 0.06% on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing percentages as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent.  For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

- The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the six months ended June 30, 2009 was $831.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2009, the Fund incurred expenses of $5,598 for compliance services pursuant to the Trust’s Agreement with NLCS.   Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended June 30, 2009, GemCom collected amounts totaling $3,158 for EDGAR and printing services performed for the Fund.

BOYAR VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Such fees would be included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

The Fund pays each Director an annual fee of $3,000 and $500 for each meeting attended.   Expenses incurred in connection with attendance at board meetings may be reimbursed.   No employee of the Manager, the Advisor or any of their respective affiliates will receive any compensation from the Fund for acting as either an officer or Director.   None of the executive officers receive any compensation from the Fund.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For six months ended June 30, 2009, the Fund assessed $455 in redemption fees. This fee does not apply to shares acquired through reinvestment of dividends and other distributions.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

The difference between the book basis and tax basis character of distributions as of December 31, 2007 is attributable to the re-classification of short-term capital gains to ordinary income.

As of December 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

BOYAR VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

At December 31, 2008, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through December 31, 2016 of $56,032.

Permanent book and tax differences, due to over distribution of income, resulted in reclassification for the period ended December 31, 2008 as follows: a decrease in paid-in capital of $12,838 and an increase in accumulated net investment losses of $12,838.

BOYAR VALUE FUND, INC.

EXPENSE EXAMPLES

June 30, 2009 (Unaudited)

As a shareholder of the Boyar Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and redemption fees; (2) ongoing costs, including management fees and distribution fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Boyar Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Boyar Value Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 – 6/30/09	Expense Ratio During Period ** 1/1/09 – 6/30/09
Actual	$1,000.00	$1,043.70	$8.87	1.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.12	$8.75	1.75%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year [181] divided by the number of days in the fiscal year [365].

**Annualized.

BOYAR VALUE FUND, INC.

SUPPLEMENTAL INFORMATION (Continued)

June 30, 2009 (Unaudited)

The following table contains basic information regarding the Directors and Officers, respectively, that oversee operations of the Fund.

Name, Contact Address and Age	Position Held with the Fund	Term of Office and Length of Time Served (1)	Principal Occupations During Past 5 Years	Portfolios in Fund Complex Overseen by Director	Other Directorships Held Outside the Fund Complex
INTERESTED DIRECTORS:
Mark A. Boyar (2) 35 East 21st Street New York, NY 10010 Age: 67	Chairman	Since Inception	President, Boyar Asset Management, Inc; President, Mark Boyar & Co., Inc.; Manager, Ebbets Field Association LLC; Partner, Boyar G.P. Holdings Ltd.	1	Chairman, Boyar G.P. Holdings Ltd.; Chairman, N.R.M.B. Management, Inc

DISINTERESTED DIRECTORS:
Jay R. Petschek C/O Corsair Capital Management, LLC 350 Madison Ave., 9th Floor New York, NY 10017 Age: 51	Director	Since Inception	Managing Member, Corsair Capital Management, LLC; Vice President, C.E. Unterberg, Towbin; Executive Vice President, Brean Murray & Co., Inc.	1	Director, Dab-O-Matic Corp., Global Opportunity Partners Ltd., Recognition Media LLC
Henry A. Alpert 3333 New Hyde Park Road Suite 201 New Hyde Park, NY 11042 Age: 62	Director	Since Inception	President, Spartan Petroleum	1	Director, Griffon Corp,; Trustee, Incorporated Village of Old Westbury.
Richard Finkelstein 1000 Clint Moore Rd. Suite 110 Boca Raton, FL 33487 Age: 60	Director	Since Inception	President, Kenco Communities	1	None
OFFICERS:
Michael J. Wagner 450 Wireless Blvd. Hauppauge, NY 11788 Age: 59	Chief Compliance Officer	June 2006 – present

President of Northern Lights Compliance Services, LLC (2006 – present); Senior Vice President of Northern Lights Compliance Services, LLC (2004 – 2006); Vice President of GemCom, LLC (2004 – present); President and Chief Operations Officer of Gemini Fund Services, LLC (2003 – 2006); Senior Vice President, Fund Accounting, of Orbitex Fund Services (2001-2002); Director, Constellation Trust Company (2005- 2008).

				N/A	None
Andrew B. Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	President	June 2006 – present

President and Manager, Gemini Fund Services, LLC (3/2006-Present); Senior Vice President and Director of Administration (2001-2005), Manager Fund Compliance Services, LLC (3/2006-Present); Manager (since 3/2006) and President, (2004 – Present), GemCom, LLC; Vice President, JP Morgan Chase & Co. (1998 - 2001).

				N/A	None
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer	June 2006 - present

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2006 - Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 – Present); Vice President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

				N/A	None
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Secretary	July 2005 - present	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC; (2003 - Present); In-house Counsel, The Dreyfus Funds (1999 - 2003)	N/A	None

(1) Each Director is elected to serve in accordance with the Articles of the Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

(2) Mr. Boyar is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because of his relationship with Boyar Asset Management, Inc.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-266-5566 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-266-5566.

FUND MANAGER

Ladenburg Thalmann Fund Management, LLC

520 Madison Avenue, 9th Floor

New York, New York 10022

INVESTMENT ADVISOR

Boyar Asset Management, Inc.

35 East 21st Street

New York, New York 10010

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Boyar Value Fund, Inc.

By (Signature and Title)

*

 Andrew B. Rogers

/s/ Andrew B. Rogers, President

Date

9/4/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

Andrew B. Rogers

/s/ Andrew B. Rogers, President

Date

9/4/09

By (Signature and Title)

*

Kevin E. Wolf

/s/ Kevin E. Wolf, Treasurer

Date

9/4/09

* Print the name and title of each signing officer under his or her signature.